Acquired intangible assets, net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 614,624	$ 614,624
Less: accumulated amortization	(614,624)	(614,624)
Acquired intangible assets, net	0	0
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	614,624	614,624
Distribution networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 0	$ 0